UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-4430

Dreyfus 100% U.S. Treasury Money Market Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	6/30/15

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus
100% U.S. Treasury
Money Market Fund

SEMIANNUAL REPORT June 30, 2015

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
8	Statement of Assets and Liabilities
9	Statement of Operations
10	Statement of Changes in Net Assets
11	Financial Highlights
12	Notes to Financial Statements
18	Information About the Renewal of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus 100% U.S. Treasury
Money Market Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus 100% U.S. Treasury Money Market Fund, covering the six-month period from January 1, 2015, through June 30, 2015. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Longer term U.S.Treasury securities fared well during the first quarter of 2015 when long-term interest rates fell amid robust demand from global investors, but those gains were erased over the second quarter amid heightened market volatility stemming from renewed domestic economic concerns and expectations of higher short-term interest rates over the months ahead. Yet, yields of money market instruments remained steady, anchored near zero percent by an unchanged target for overnight interest rates.Yields also experienced downward pressure from robust demand for a relatively limited supply of money market-eligible instruments.

We expect economic uncertainty to persist over the near term as Europe continues to struggle with instability in Greece, China addresses a stubborn economic slowdown, geopolitical conflicts flare across the Middle East, and U.S. investors await the first in a series of short-term interest rate hikes. We remain more optimistic regarding the economy’s long-term outlook, which we believe should be supported by improved consumer and business confidence as well as aggressively accommodative monetary policies from many of the world’s major central banks. Nonetheless, we expect short-term interest rates to remain near current levels at least until later in 2015, and any eventual rate hikes are expected to be gradual and modest.As always, we urge you to discuss these observations with your financial advisor, who can help you assess their implications for your investment portfolio.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
July 15, 2015

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2015, through June 30, 2015, as provided by Bernard W. Kiernan, Jr., Senior Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended June 30, 2015, Dreyfus 100% U.S.Treasury Money Market Fund produced an annualized yield of 0.00%.Taking into account the effects of compounding, the fund provided an annualized effective yield of 0.00% for the same period.1

Money market yields remained anchored near zero percent during a choppy economic recovery over the first half of 2015 as the Federal Reserve Board (the “Fed”) left its target for the federal funds rate unchanged in a range between 0% and 0.25%.

The Fund’s Investment Approach

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.To pursue this goal, the fund invests only in U.S. Treasury securities. As a money market fund, it is subject to strict federal requirements.The maximum weighted average portfolio maturity is 60 days, and the maximum weighted average life to maturity of the fund’s portfolio is 120 days.

U.S. Economic Recovery Back on Track after Soft Patch

The reporting period began in the midst of a sustained domestic economic recovery. January 2015 saw 201,000 new jobs and a jump in compensation for hourly workers by its largest margin since the recession.The unemployment rate dipped to 5.5% in February, and 266,000 jobs were created across a variety of industries. Wages and personal incomes also moved higher, while energy prices began to rebound from depressed levels. On a more negative note, exports and orders for durable goods weakened in February, and retail sales proved disappointing.

March saw less encouraging data when job creation moderated to 119,000 positions, the unemployment rate was unchanged, and an appreciating U.S. dollar drove the U.S. trade deficit to a six-and-a-half year high. In contrast, average hourly wages rose

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

0.3% during the month, helping to push the personal savings rate to its highest level in more than two years. For the first quarter overall, the U.S. economy contracted modestly, posting an annualized GDP growth rate of –0.2%.

The economy began to rebound in April. The unemployment rate slid to 5.4%, and 187,000 new jobs were created, lending credence to the Fed’s comments that the winter soft patch would be transitory. Average hourly earnings advanced modestly during the month, and the manufacturing and service sectors continued to expand. The housing market also showed renewed signs of life when housing starts surged and permit issuance for new construction climbed above year-ago levels. In contrast, industrial production dropped for the fifth consecutive month, which some analysts attributed to seasonal factors and the impact of lower commodity prices on mining output.

The rebound gained momentum in May, as employers added an estimated 254,000 jobs and hourly wages in the private sector rose 0.3%. The unemployment rate ticked higher to 5.5%. Meanwhile, stabilizing currency exchange rates enabled the U.S. trade deficit to shrink significantly during the month, and retail sales posted robust gains. Fuel prices continued to rebound, sending the inflation rate higher, but energy prices remained well below year-ago levels.

Investor sentiment in the financial markets deteriorated in June in the midst of uncertainty regarding debt relief for Greece, but the U.S. economy continued to gain traction. 223,000 new jobs were added during the month, while the unemployment rate fell to a multi-year low of 5.3% partly due to people leaving the workforce. Average hourly wages remained flat compared to the previous month. Meanwhile, manufacturing activity expanded for the 30th consecutive month, and consumer spending rose as Americans earned higher levels of disposable income. Industrial production also increased, mainly due to a rebound in mining output as commodity prices stabilized.

Rates May Begin Rising Gradually Later This Year

At its June meeting, the Fed reiterated that “it will take a balanced approach consistent with its longer-run goals of maximum employment and inflation of 2%,” and “economic conditions may, for some time, warrant keeping the target federal funds rate below levels the Committee views as normal in the longer run.”Therefore, while many analysts expect the first in a series of rate hikes later this year, those increases are likely to be gradual.

In light of these expectations — and until it becomes clearer that higher short-term rates are imminent — we currently intend to maintain the fund’s weighted average maturity in a range we consider to be in line with industry averages.

July 15, 2015

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

A security backed by the U.S.Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.

1 Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.Yields provided for the fund reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated, or modified at any time. Had these expenses not been absorbed, fund yields would have been lower, and in some cases, 7-day yields during the reporting period would have been negative absent the expense absorption.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus 100% U.S.Treasury Money Market Fund from January 1, 2015 to June 30, 2015. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2015

Expenses paid per $1,000†	$ .20
Ending value (after expenses)	$ 1,000.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2015

Expenses paid per $1,000†	$ .20
Ending value (after expenses)	$ 1,024.60

† Expenses are equal to the fund’s annualized expense ratio of .04%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

June 30, 2015 (Unaudited)

	Annualized
	Yield on
	Date of	Principal
U.S. Treasury Bills—93.3%	Purchase (%)	Amount ($)	Value ($)
7/2/15	0.001	31,000,000	30,999,999
7/9/15	0.005	34,000,000	33,999,962
7/16/15	0.001	94,000,000	93,999,961
7/23/15	0.001	177,000,000	176,999,911
8/13/15	0.07	11,000,000	10,999,080
9/24/15	0.11	10,000,000	9,997,521
10/1/15	0.01	30,000,000	29,999,621
10/8/15	0.10	25,000,000	24,993,469
10/15/15	0.11	15,000,000	14,995,363
10/29/15	0.09	20,000,000	19,994,000
Total U.S. Treasury Bills
(cost $446,978,887)			446,978,887

U.S. Treasury Floating Rate Notes—3.1%
7/1/15
(cost $14,996,549)	0.08	15,000,000 [a]	14,996,549

U.S. Treasury Notes—9.7%
9/30/15	0.06	13,000,000	13,038,419
10/31/15	0.08	25,000,000	25,096,754
2/15/16	0.27	8,000,000	8,005,013
Total U.S. Treasury Notes
(cost $46,140,186)			46,140,186
Total Investments (cost $508,115,622)		106.1%	508,115,622
Liabilities, Less Cash and Receivables		(6.1%)	(29,132,632)
Net Assets		100.0%	478,982,990

a	Variable rate security—interest rate subject to periodic change.

Portfolio Summary (Unaudited)†
	Value (%)		Value (%)
U.S. Treasury Bills	93.3	U.S. Treasury Floating Rate Notes	3.1
U.S. Treasury Notes	9.7		106.1

† Based on net assets.
See notes to financial statements.

The Fund 7

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	508,115,622	508,115,622
Cash		858,800
Interest receivable		105,878
Prepaid expenses		20,520
		509,100,820
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)		25,016
Payable for investment securities purchased		29,999,621
Payable for shares of Beneficial Interest redeemed		58,600
Accrued expenses		34,593
		30,117,830
Net Assets ($)		478,982,990
Composition of Net Assets ($):
Paid-in capital		478,981,291
Accumulated net realized gain (loss) on investments		1,699
Net Assets ($)		478,982,990
Shares Outstanding
(unlimited number of $.001 par value shares of Beneficial Interest authorized)		478,695,406
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2015 (Unaudited)

Investment Income ($):
Interest Income	92,683
Expenses:
Management fee—Note 2(a)	1,239,477
Shareholder servicing costs—Note 2(b)	209,518
Professional fees	38,610
Custodian fees—Note 2(b)	21,122
Registration fees	17,449
Trustees’ fees and expenses—Note 2(c)	14,944
Prospectus and shareholders’ reports	11,009
Miscellaneous	10,239
Total Expenses	1,562,368
Less—reduction in expenses due to undertaking—Note 2(a)	(1,469,570)
Less—reduction in fees due to earnings credits—Note 2(b)	(145)
Net Expenses	92,653
Investment Income—Net	30
Net Realized Gain (Loss) on Investments—Note 1(b) ($):	1,202
Net Increase in Net Assets Resulting from Operations	1,232

See notes to financial statements.

The Fund 9

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2015	Year Ended
	(Unaudited)	December 31, 2014
Operations ($):
Investment income—net	30	—
Net realized gain (loss) on investments	1,202	497
Net Increase (Decrease) in Net Assets
Resulting from Operations	1,232	497
Dividends to Shareholders from ($):
Investment income—net	(30)	(9,943)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold	185,451,721	421,730,721
Dividends reinvested	30	9,280
Cost of shares redeemed	(224,880,777)	(515,663,238)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(39,429,026)	(93,923,237)
Total Increase (Decrease) in Net Assets	(39,427,824)	(93,932,683)
Net Assets ($):
Beginning of Period	518,410,814	612,343,497
End of Period	478,982,990	518,410,814
See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
	June 30, 2015			Year Ended December 31,
	(Unaudited)		2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period	1.00		1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net[a]	.000		.000	.000	.000	.000	.000
Distributions:
Dividends from
investment income—net[a]	(.000)		(.000)	(.000)	(.000)	(.000)	(.000)
Net asset value,
end of period	1.00		1.00	1.00	1.00	1.00	1.00
Total Return (%)[b]	.00	[c]	.00	.00	.00	.00	.00
Ratios/Supplemental
Data (%):
Ratio of total expenses
to average net assets	.63	[c]	.63	.62	.60	.62	.60
Ratio of net expenses
to average net assets	.04	[c]	.03	.06	.08	.08	.14
Ratio of net investment income
to average net assets[b]	.00	[c]	.00	.00	.00	.00	.00
Net Assets, end of period
($ x 1,000)	478,983		518,411	612,343	1,038,745	1,175,407	1,042,966

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.
c	Annualized.

See notes to financial statements.

The Fund 11

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus 100% U.S.Treasury Money Market Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund’s Board of Trustees (the “Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The Fund 13

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following is a summary of the inputs used as of June 30, 2015 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	508,115,622
Level 3—Significant Unobservable Inputs	—
Total	508,115,622
† See Statement of Investments for additional detailed categorizations.

At June 30, 2015, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2015, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes inter-

est and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2015, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended December 31, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2014 was all ordinary income.The tax character of current year distributions will be determined at the end of the current fiscal year.

At June 30, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly.

Dreyfus has undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time.This undertaking is voluntary and not contractual, and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $1,469,570 during the period ended June 30, 2015.

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor at an amount not to exceed an annual rate of .25% of the value of the fund’s average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and

The Fund 15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

services related to the maintenance of shareholder accounts. During the period ended June 30, 2015, the fund was charged $143,676 pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended June 30, 2015, the fund was charged $54,271 for transfer agency services and $2,706 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $127.

The fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended June 30, 2015, the fund was charged $21,122 pursuant to the custody agreement. These fees were partially offset by earnings credits of $18.

The fund compensates The Bank of New York Mellon for performing certain cash management services related to fund subscriptions and redemptions, including shareholder redemption draft processing, under a cash management agreement. During the period ended June 30, 2015, the fund was charged $2,049 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended June 30, 2015, the fund was charged $6,240 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $201,817, Shareholder Services Plan fees $23,000, custodian fees $16,967, Chief Compliance Officer fees $3,169 and transfer agency fees $17,806, which are offset against an expense reimbursement currently in effect in the amount of $237,743.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Regulatory Developments:

On July 23, 2014, the SEC adopted amendments to the rules that govern money market mutual funds. In part, the amendments will require structural changes to most types of money market funds to one extent or another; however, the SEC provided for an extended two-year transition period to comply with such structural requirements. At this time, management is evaluating the reforms adopted and the manner for implementing these reforms over time and its impact on the financial statements.

NOTE 4—Plan of Reorganization

At a meeting held on June 16, 2015, the Board of the fund and at a meeting held on May 5, 2015, the Board of General Government Securities Money Market Funds, Inc., on behalf of General Treasury Prime Money Market Fund (“Acquiring Fund”), each approved an Agreement and Plan of Reorganization (the “Reorganization”) pursuant to which the fund will transfer all of its assets, subject to its liabilities, to the Acquiring Fund, in exchange for a number of Dreyfus Class shares of the Acquiring Fund equal in value to the assets less liabilities of the fund. It is currently con-

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

templated that shareholders of the fund will be asked to approve the Reorganization on behalf of the fund at a special meeting of shareholders to be held on or about October 1, 2015.The Acquiring Fund’s Dreyfus Class shares will then be distributed to the fund’s shareholders on a pro rata basis in liquidation of the fund. Dreyfus Class shares of the Acquiring Fund are new and have been authorized by the Acquiring Fund’s Board to be issued to fund shareholders in connection with the Reorganization. It is currently contemplated that the Reorganization will become effective on or about December 4, 2015.

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on March 11-12, 2015, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures.

The Fund 19

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2014, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance was at or one basis point above or below the Performance Group and Performance Universe medians for all periods.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board noted that the fund’s contractual management fee was above the Expense Group median, the fund’s actual management fee (which was zero) was at the Expense Group median and below the Expense Universe median and the fund’s total expenses were below the Expense Group and Expense Universe medians.

The Board also considered the current fee waiver and expense reimbursement arrangement undertaken by Dreyfus.

Dreyfus representatives reviewed with the Board the management or investment advisory fees paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund (the “Similar Funds”), and explained the nature of the Similar Funds.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors.The Board considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also noted the fee waiver and expense reimbursement arrangement and its effect on the profitability of Dreyfus and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the

The Fund 21

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level.The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board was satisfied with the fund’s relative performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance measures; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined to renew the Agreement.

The Fund 23

NOTES

For More Information

Telephone 1-800-DREYFUS
Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
E-mail Send your request to info@dreyfus.com
Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day.  The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus 100% U.S. Treasury Money Market Fund

By:       /s/Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    August 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/Bradley J. Skapyak

             Bradley J. Skapyak,

            President

Date:    August 20, 2015

By:       /s/James Windels

            James Windels,

            Treasurer

Date:    August 20, 2015

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)